RELATED PARTY TRANSACTIONS - Subsidiary Transactions (Details) - Subsidiaries - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Revenue	$ 74	$ 31
Purchases	194	180
Accounts receivable	87	112
Accounts payable and accrued liabilities	$ 138	$ 95